UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-23137
(Investment Company Act file number)
Sierra Total Return Fund
(Exact name of registrant as specified in charter)

Sierra Total Return Fund
280 Park Avenue - 6th Floor East
New York, NY 10017
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Copy to:

Steven B. Boehm, Esq.
Harry S. Pangas, Esq.
Payam Siadatpour, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, District of Columbia 20001

Registrant's telephone number, including area code: (212) 759-0777

Date of fiscal year end: June 30

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1. Schedule of Investments.
As Sierra Total Return Fund (the "Fund") has not yet commenced investment activity, there are no holdings to report.

Sierra Total Return Fund
Notes to the Quarterly Schedule of Investments
March 31, 2017

Note 1 - Organization and Registration
Sierra Total Return Fund (the ‘‘Fund’’) is a newly organized Delaware statutory trust registered under the Investment Act of 1940, as amended (“1940 Act”), as a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund. In order to operate as an interval fund, the Fund has adopted a fundamental policy to make repurchase offers for 5.00% of its outstanding shares at the net asset value (‘‘NAV’’) during each calendar quarter of each year.
The Fund intends to engage in a continuous offering of Class A, Class T, Class I, Class L and Class S shares of beneficial interest of the Fund. On October 28, 2016, the Fund applied for exemptive relief from the U.S. Securities and Exchange Commission (the "SEC") to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees; there is no assurance, however, that the requested relief will be granted. Unless and until such exemptive relief is granted, the Fund will only offer Class T shares. The Fund is authorized to issue an unlimited number of shares.
The Fund’s investment adviser is STRF Advisors, LLC (the “Adviser”). The Adviser is registered with the SEC as a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser’s registration became effective on May 12, 2016.
The investment objective of the Fund is to seek a total return through a combination of current income and long-term capital appreciation by investing in a portfolio of debt securities and equities. The Fund expects to pursue its investment objectives by investing its assets in the debt and equities of fixed-income and fixed-income related securities, including real estate securities. The Fund may invest without limitation in fixed-income and fixed-income related securities of any industry, sector, or a minimum market cap. In addition, the Fund may invest across domestic and foreign markets.
On August 11, 2016, the Adviser purchased 4,000 shares of Class T beneficial interests at $25.00 per share.
As of March 31, 2017, the Fund has not commenced its operations and has not executed any transactions other than those relating to organizational matters and the sale of 4,000 shares to the Adviser described in the previous paragraph. As of March 31, 2017, the Adviser was the sole shareholder of the Fund.
Note 2 - Significant Accounting Policies
Basis of Presentation
The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 - Financial Services, Investment Companies. The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with GAAP. In the opinion of management, the financial results included herein contain all adjustments and reclassifications that are necessary for the fair presentation of financial statements for the periods included herein. All financial information is presented in U.S. Dollars, the functional currency of the Fund.

Organizational and Offering Costs
All costs incurred by the Fund in connection with its organization were expensed as incurred. Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Examples of these costs are incorporation fees, legal fees, and audit fees relating to the initial registration statement and the seed audit. The Adviser paid these organizational expenses on behalf of the Fund and the Fund has recorded a corresponding payable to the Adviser for the reimbursement of these expenses. Expenses that have been advanced by the Adviser are subject to recoupment as described in Note 3.
Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a twelve month period using the straight line method. Examples of these costs are legal fees pertaining to the Fund’s shares offered for sale, costs of printing prospectuses and SEC and state registration fees.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Cash and Cash Equivalents
The Fund considers cash equivalents to be highly liquid investments or investments with original maturities of three months or less. Cash and cash equivalents include deposits in a money market account. The Fund deposits its cash in a financial institution which, at times, may be in excess of the Federal Deposit Insurance Corporation insurance limits. There are no restrictions on cash.
Income Taxes
The Fund intends to elect to be treated and to qualify each year thereafter as a “regulated investment company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. In order for the Fund to qualify as a RIC, it must meet income and asset-diversification tests each year. If the Fund so qualifies and satisfies certain minimum distribution requirements, the Fund will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of realized net long-term capital gains over realized net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions.
The Fund accounts for income taxes in conformity with ASC Topic 740 - Income Taxes (“ASC 740”). ASC 740 provides guidelines for how uncertain tax positions should be recognized, measured, presented, and disclosed in financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet a “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current period The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. There were no material uncertain income tax positions, interest, or penalties as of March 31, 2017.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.